UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-4786

                                 Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

                                 Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

                                             Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 726-0140

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2017

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—99.52%	Value

	Consumer discretionary & services—30.93%
760,340	Royal Caribbean Cruises Ltd.	$83,051,938
3,097,708	MSG Networks, Inc.(a)	69,543,544
2,718,066	Interpublic Group of Cos., Inc.	66,864,424
1,604,924	Adtalem Global Education, Inc.	60,906,866
1,806,025	Viacom, Inc., Class B	60,628,259
961,608	Meredith Corp.	57,167,596
2,623,500	Mattel, Inc.	56,483,955
200,204	Mohawk Industries, Inc.(a)	48,387,305
3,316,077	TEGNA, Inc.	47,784,669
983,952	International Speedway Corp., Class A	36,947,398
911,100	Nielsen Holdings plc	35,223,126
169,124	The Madison Square Garden Co., Class A(a)	33,300,516
241,765	Sotheby’s(a)	12,975,527
19,883	Graham Holdings Co., Class B	11,922,841

		681,187,964

	Consumer staples—1.82%
339,345	J.M. Smucker Co.	40,154,694

	Energy—0.58%
1,928,817	Contango Oil & Gas Co.(a)(b)	12,807,345

	Financial services—31.00%
2,208,503	Lazard Ltd., Class A	102,319,944
5,283,539	KKR & Co. L.P.	98,273,825
699,699	JLL	87,462,375
2,336,253	CBRE Group, Inc., Class A(a)	85,039,609
2,098,132	Janus Henderson Group plc	69,469,150
697,700	Northern Trust Corp.	67,823,417
1,508,988	First American Financial Corp.	67,436,674
464,478	Dun & Bradstreet Corp.	50,233,296
1,780,054	Western Union Co.	33,910,029
150,163	Fair Isaac Corp.	20,934,224

		682,902,543

	Health care—9.46%
746,826	Charles River Laboratories Intl, Inc.(a)	75,541,450
312,043	Bio-Rad Laboratories, Inc.(a)	70,618,451
403,600	Laboratory Corp. of America Holdings(a)	62,210,904

		208,370,805

	Materials & processing—3.99%
1,092,397	Simpson Manufacturing Co., Inc.	47,748,673
1,132,861	U.S. Silica Holdings, Inc.	40,205,237

		87,953,910

	Producer durables—19.37%
1,054,800	Zebra Technologies Corp.(a)	106,028,496
2,006,841	Kennametal, Inc.	75,095,990
1,402,385	Keysight Technologies, Inc.(a)	54,594,848
1,414,828	Brady Corp., Class A	47,962,669
894,616	MTS Systems Corp.(b)	46,341,109
229,013	Snap-on, Inc.	36,184,054
203,466	Littelfuse, Inc.	33,571,890
3,503,801	Bristow Group, Inc.(b)	26,804,078

		426,583,134

800.292.7435	1

Ariel Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—99.52%	Value

	Technology—2.37%
665,942	Anixter Intl, Inc.(a)	$52,076,664

	Total common stocks (Cost $1,360,991,335)	2,192,037,059

Number of shares	Short-term investments—0.43%	Value

9,475,432	Northern Institutional Treasury Portfolio, 0.87%(c)	$9,475,432

	Total short-term investments (Cost $9,475,432)	9,475,432

	Total Investments—99.95% (Cost $1,370,466,767)	2,201,512,491

	Other Assets less Liabilities—0.05%	1,152,892

	Net Assets—100.00%	$2,202,665,383

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2	ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—96.16%	Value

	Consumer discretionary & services—23.30%
2,779,430	Interpublic Group of Cos., Inc.	$68,373,978
727,400	Omnicom Group, Inc.	60,301,460
994,700	BorgWarner, Inc.	42,135,492
1,895,500	Mattel, Inc.	40,810,115
1,177,800	Viacom, Inc., Class B	39,538,746
782,900	Nordstrom, Inc.	37,446,107
519,900	CBS Corp., Class B	33,159,222
798,500	Nielsen Holdings plc	30,870,010
1,236,037	MSG Networks, Inc.(a)	27,749,031
474,858	International Speedway Corp., Class A	17,830,918
56,566	The Madison Square Garden Co., Class A(a)	11,137,845

		409,352,924

	Consumer staples—2.88%
427,575	J.M. Smucker Co.	50,594,950

	Energy—2.44%
1,303,600	National Oilwell Varco	42,940,584

	Financial services—32.96%
1,049,600	AFLAC, Inc.	81,532,928
717,300	Northern Trust Corp.	69,728,733
1,559,800	First American Financial Corp.	69,707,462
1,256,720	Lazard Ltd., Class A	58,223,838
324,800	Willis Towers Watson plc	47,245,408
779,400	Progressive Corp.	34,363,746
961,952	Houlihan Lokey, Inc.	33,572,125
1,723,100	Western Union Co.	32,825,055
1,474,768	KKR & Co. L.P.	27,430,685
793,500	Blackstone Group L.P.	26,463,225
200,080	JLL	25,010,000
419,300	Franklin Resources, Inc.	18,780,447
501,850	CBRE Group, Inc., Class A(a)	18,267,340
214,489	BOK Financial Corp.	18,044,959
240,650	T. Rowe Price Group, Inc.	17,858,636

		579,054,587

	Health care—16.64%
544,000	Laboratory Corp. of America Holdings(a)	83,852,160
644,700	Zimmer Biomet Holdings, Inc.	82,779,480
251,354	Thermo Fisher Scientific, Inc.	43,853,732
390,980	Charles River Laboratories Intl, Inc.(a)	39,547,627
431,000	Cardinal Health, Inc.	33,583,520
38,725	Bio-Rad Laboratories, Inc.(a)	8,763,855

		292,380,374

	Materials & processing—1.84%
911,280	U.S. Silica Holdings, Inc.	32,341,327

	Producer durables—15.17%
428,899	Stanley Black & Decker, Inc.	60,358,956
1,415,115	Keysight Technologies, Inc.(a)	55,090,427
1,334,400	Kennametal, Inc.	49,933,248

800.292.7435	3

Ariel Appreciation Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—96.16%	Value

	Producer durables—15.17% (continued)
315,650	Illinois Tool Works, Inc.	$45,216,862
236,000	Snap-on, Inc.	37,288,000
2,426,964	Bristow Group, Inc.(b)	18,566,275

		266,453,768

	Technology—0.93%
208,289	Anixter Intl, Inc.(a)	16,288,200

	Total common stocks (Cost $1,101,665,151)	1,689,406,714

Number of shares	Short-term investments—1.14%	Value

19,973,390	Northern Institutional Treasury Portfolio, 0.87%(c)	$19,973,390

	Total short-term investments (Cost $19,973,390)	19,973,390

	Total Investments—97.30% (Cost $1,121,638,541)	1,709,380,104

	Other Assets less Liabilities—2.70%	47,490,797

	Net Assets—100.00%	$1,756,870,901

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4	ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—99.00%	Value

	Consumer discretionary & services—8.69%
63,500	BorgWarner, Inc.	$2,689,860
31,000	Adtalem Global Education, Inc.	1,176,450
27,800	Bed Bath & Beyond, Inc.	845,120

		4,711,430

	Consumer staples—5.01%
33,800	CVS Health Corp.	2,719,548

	Energy—9.49%
24,400	Exxon Mobil Corp.	1,969,812
51,300	National Oilwell Varco	1,689,822
31,000	Apache Corp.	1,485,830

		5,145,464

	Financial services—29.15%
156,200	KKR & Co. L.P.	2,905,320
50,000	Lazard Ltd., Class A	2,316,500
24,300	JPMorgan Chase & Co.	2,221,020
114,100	Western Union Co.	2,173,605
32,700	Bank of New York Mellon Corp.	1,668,354
7,000	Goldman Sachs Group, Inc.	1,553,300
29,800	Progressive Corp.	1,313,882
24,300	First American Financial Corp.	1,085,967
17,000	Blackstone Group L.P.	566,950

		15,804,898

	Health care—17.06%
18,800	Laboratory Corp. of America Holdings(a)	2,897,832
20,300	Zimmer Biomet Holdings, Inc.	2,606,520
16,500	Johnson & Johnson	2,182,785
131,200	Hanger, Inc.(a)	1,561,280

		9,248,417

	Materials & processing—7.36%
132,882	Barrick Gold Corp.	2,114,152
82,200	Mosaic Co.	1,876,626

		3,990,778

	Producer durables—11.43%
9,311	Lockheed Martin Corp.	2,584,827
15,800	Stanley Black & Decker, Inc.	2,223,534
13,800	Zebra Technologies Corp.(a)	1,387,176

		6,195,537

	Technology—10.81%
56,800	Oracle Corp.	2,847,952
13,700	International Business Machines Corp.	2,107,471
11,600	Anixter Intl, Inc.(a)	907,120

		5,862,543

	Total common stocks (Cost $44,075,442)	53,678,615

800.292.7435	5

Ariel Focus Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Short-term investments—0.93%	Value

503,268	Northern Institutional Treasury Portfolio, 0.87%(b)	$503,268

	Total short-term investments (Cost $503,268)	503,268

	Total Investments—99.93% (Cost $44,578,710)	54,181,883

	Other Assets less Liabilities—0.07%	39,564

	Net Assets—100.00%	$54,221,447

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6	ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—93.08%	Value

	Consumer discretionary & services—20.70%
195,797	Rosetta Stone, Inc.(a)	$2,110,692
241,957	Century Casinos, Inc.(a)	1,783,223
80,002	XO Group, Inc.(a)	1,409,635
78,348	West Marine, Inc.	1,006,772
22,065	Strattec Security Corp.	781,101
26,700	Movado Group, Inc.	674,175
55,575	Gaia, Inc.(a)	622,440
8,700	International Speedway Corp., Class A	326,685

		8,714,723

	Energy—6.47%
79,800	Green Brick Partners, Inc.(a)	913,710
73,300	Gulf Island Fabrication, Inc.	850,280
143,902	Mitcham Industries, Inc.(a)	572,730
58,354	Contango Oil & Gas Co.(a)	387,470

		2,724,190

	Financial services—16.74%
144,908	Cowen Group, Inc., Class A(a)	2,354,755
30,600	First American Financial Corp.	1,367,514
74,100	Capital Southwest Corp.	1,191,528
87,193	Safeguard Scientifics, Inc.(a)	1,037,597
15,200	MB Financial, Inc.	669,408
28,600	Atlas Financial Holdings, Inc.(a)	426,140

		7,046,942

	Health care—3.04%
148,785	Kindred Biosciences, Inc.(a)	1,279,551

	Materials & processing—2.57%
39,831	Landec Corp.(a)	591,490
382,291	Orion Energy Systems, Inc.(a)	489,333

		1,080,823

	Producer durables—9.13%
41,199	Team, Inc.(a)	966,117
21,798	CRA International, Inc.	791,703
117,200	Ballantyne Strong, Inc.(a)	785,240
95,300	Bristow Group, Inc.	729,045
64,625	Spartan Motors, Inc.	571,931

		3,844,036

	Technology—29.99%
480,135	RealNetworks, Inc.(a)	2,078,985
201,480	PCTEL, Inc.	1,426,478
171,834	Telenav, Inc.(a)	1,391,855
122,625	TechTarget, Inc.(a)	1,271,621
142,664	Pendrell Corp.(a)	1,031,461
126,600	GSI Technology, Inc.(a)	995,076
389,800	Glu Mobile, Inc.(a)	974,500
261,032	Synacor, Inc.(a)	952,767
320,780	SeaChange Intl, Inc.(a)	853,275
89,000	Edgewater Technology, Inc.(a)	607,870
68,000	Electro Scientific Industries, Inc.(a)	560,320
63,010	GlassBridge Enterprises, Inc.(a)	249,520
22,930	Digi International, Inc.(a)	232,739

		12,626,467

800.292.7435	7

Ariel Discovery Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—93.08%	Value

	Utilities—4.44%
165,685	ORBCOMM, Inc.(a)	$1,872,240

	Total common stocks (Cost $38,567,818)	39,188,972

Number of shares	Short-term investments—5.63%	Value

2,372,043	Northern Institutional Treasury Portfolio, 0.87%(b)	$2,372,043

	Total short-term investments (Cost $2,372,043)	2,372,043

	Total Investments—98.71% (Cost $40,939,861)	41,561,015

	Other Assets less Liabilities—1.29%	541,244

	Net Assets—100.00%	$42,102,259

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—88.05%	Value

	Australia—0.23%
236,286	AMP Ltd.	$942,553

	Canada—1.36%
97,192	IGM Financial, Inc.	3,014,391
32,372	Suncor Energy, Inc.	945,847
20,378	Magna International, Inc.	943,944
30,590	Hydro One Ltd.	547,969

		5,452,151

	China—7.92%
1,139,000	China Mobile Ltd.	12,086,680
65,597	Baidu, Inc. ADR(a)	11,732,679
143,110	China Mobile Ltd. ADR	7,597,710
60,000	Shenzhou International Group Holdings, Ltd.	394,239

		31,811,308

	Denmark—0.66%
62,024	Novo Nordisk A/S	2,656,123

	Finland—5.69%
3,677,883	Nokia Corp. ADR	22,655,759
28,466	Nokia Corp.	174,104

		22,829,863

	France—5.59%
112,558	Michelin (CGDE)	14,964,165
54,183	Safran SA	4,965,661
8,994	Euler Hermes Group	1,068,340
9,553	Thales SA	1,028,249
4,334	Sanofi	414,619

		22,441,034

	Germany—11.11%
245,630	Deutsche Boerse AG	25,928,089
2,788,546	Telefonica Deutschland Holding	13,927,733
104,112	Dialog Semiconductor plc(a)	4,444,913
5,261	Drillisch AG	316,907

		44,617,642

	Hong Kong—0.66%
7,323,321	Li & Fung Ltd.	2,663,896

	Italy—3.06%
2,317,835	Snam SpA	10,102,155
70,590	Azimut Holdings SpA	1,414,958
150,827	Italgas SpA	761,765

		12,278,878

	Japan—17.05%
39,200	Nintendo Co., Ltd.	13,132,305
457,900	NTT DOCOMO, Inc.	10,796,629
181,600	Nippon Telegraph & Telephone Corp.	8,573,425
64,300	Shimamura Co., Ltd.	7,866,353
42,800	Daito Trust Construction Co., Ltd.	6,657,355
139,700	Japan Tobacco, Inc.	4,902,386
911,300	Seven Bank Ltd.	3,257,102
89,800	Canon, Inc.	3,046,693
44,500	Toyota Motor Corp.	2,331,527
12,900	Murata Manufacturing Co., Ltd.	1,957,795

800.292.7435	9

Ariel International Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—88.05%	Value

	Japan—17.05% (continued)
23,800	Secom Co., Ltd.	$1,803,912
35,700	Subaru Corp.	1,201,691
16,700	Chugai Pharmaceutical Co., Ltd.	624,348
5,671	Toyota Motor Corp. ADR	595,568
24,400	Ono Pharmaceutical Co.,Ltd.	531,713
13,200	ASKUL Corp.	405,477
22,100	Japan Exchange Group, Inc.	399,853
4,200	Takeda Pharmaceutical Co., Ltd.	213,183
3,600	Mabuchi Motor Co., Ltd.	178,920

		68,476,235

	Luxembourg—1.34%
38,155	RTL Group(b)	2,881,382
79,196	Tenaris ADR	2,466,163
268	RTL Group(c)	20,313

		5,367,858

	Netherlands—7.12%
920,252	Koninklijke Ahold Delhaize N.V.	17,594,842
182,917	Gemalto N.V.	10,978,675

		28,573,517

	Singapore—0.54%
105,800	United Overseas Bank Ltd.	1,776,717
75,700	Singapore Exchange Ltd.	403,587

		2,180,304

	Spain—2.66%
345,917	Endesa SA	7,968,947
70,471	Tecnicas Reunidas SA	2,725,742

		10,694,689

	Sweden—0.41%
65,360	H&M Hennes & Mauritz AB, Class B	1,628,434

	Switzerland—9.56%
76,255	Roche Holding AG	19,419,617
26,221	Swisscom AG	12,652,474
862	SGS SA	2,087,354
105,145	UBS AG	1,780,743
16,680	Nestle SA	1,451,607
9,410	Novartis AG	785,453
101	Givaudan SA	202,021

		38,379,269

	United Arab Emirates—0.19%
2,561,105	Dubai Financial Market(a)	770,009

	United Kingdom—8.73%
872,315	GlaxoSmithKline plc	18,581,679
90,482	Reckitt Benckiser Group plc	9,173,310
263,648	National Grid plc	3,268,370
39,823	GlaxoSmithKline plc ADR	1,717,168
397,985	British Telecom Group plc	1,527,853
26,527	Diageo plc	783,769

		35,052,149

10	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—88.05%	Value

	United States—4.17%
66,073	Philip Morris Intl, Inc.	$7,760,274
31,476	Core Laboratories N.V.	3,187,574
32,980	EOG Resources, Inc.	2,985,350
30,919	Fluor Corp.	1,415,472
23,136	Occidental Petroleum Corp.	1,385,152

		16,733,822

	Total common stocks (Cost $327,756,146)	353,549,734

Number of shares	Investment companies—1.92%	Value

	Exchange Traded Funds—1.92%
186,469	Vanguard FTSE Developed Markets ETF	$7,704,899

	Total Investment companies (Cost $7,038,480)	7,704,899

Number of shares	Short-term investments—5.44%	Value

21,834,194	Northern Institutional Treasury Portfolio, 0.87%(d)	$21,834,194

	Total short-term investments (Cost $21,834,194)	21,834,194

	Total Investments—95.41% (Cost $356,628,820)	383,088,827

	Cash, Foreign Currency, Other Assets less Liabilities—4.59%	18,413,405

	Net Assets—100.00%	$401,502,232

(a) Non-income producing.

(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.

(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.

(d) The rate presented is the rate in effect at June 30, 2017.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	11

Ariel Global Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—92.81%	Value

	Australia—0.10%
24,314	AMP Ltd.	$96,989

	Canada—0.81%
13,113	IGM Financial, Inc.	406,697
7,877	Suncor Energy, Inc.	230,151
2,092	Magna International, Inc.	96,905
2,635	Hydro One Ltd.	47,201

		780,954

	Chile—0.51%
19,470	Banco Santander-Chile ADR	494,733

	China—10.09%
27,616	Baidu, Inc. ADR(a)	4,939,398
232,000	China Mobile Ltd.	2,461,905
44,218	China Mobile Ltd. ADR	2,347,533

		9,748,836

	Denmark—0.41%
9,304	Novo Nordisk A/S	398,436

	Finland—4.57%
682,605	Nokia Corp. ADR	4,204,847
34,994	Nokia Corp.	214,031

		4,418,878

	France—4.26%
22,729	Michelin (CGDE)	3,021,736
10,847	Safran SA	994,085
973	Thales SA	104,730

		4,120,551

	Germany—5.03%
31,552	Deutsche Boerse AG	3,330,550
257,497	Telefonica Deutschland Holding	1,286,100
5,676	Dialog Semiconductor plc(a)	242,329

		4,858,979

	Hong Kong—0.18%
486,000	Li & Fung Ltd.	176,785

	Italy—1.05%
232,724	Snam SpA	1,014,315

	Japan—7.78%
89,500	NTT DOCOMO, Inc.	2,110,282
33,300	Nippon Telegraph & Telephone Corp.	1,572,109
4,250	Nintendo Co., Ltd.	1,423,783
4,500	Daito Trust Construction Co., Ltd.	699,956
16,100	Japan Tobacco, Inc.	564,985
2,100	Murata Manufacturing Co., Ltd.	318,711
4,100	Toyota Motor Corp.	214,815
2,800	Secom Co., Ltd.	212,225
1,700	Shimamura Co., Ltd.	207,975
5,800	Subaru Corp.	195,233

		7,520,074

12	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—92.81%	Value

	Mexico—0.42%
122,441	Wal-Mart de Mexico SAB de CV	$284,231
12,718	Santander Mexico Financial Group ADR	122,602

		406,833

	Netherlands—3.27%
97,549	Koninklijke Ahold Delhaize N.V.	1,865,097
21,494	Gemalto N.V.	1,290,069

		3,155,166

	Singapore—0.30%
17,000	United Overseas Bank Ltd.	285,484

	South Korea—0.06%
1,821	LG Display Co., Ltd.	59,047

	Spain—0.94%
39,533	Endesa SA	910,728

	Switzerland—7.66%
19,731	Roche Holding AG	5,024,831
4,151	Swisscom AG	2,002,991
109	SGS SA	263,946
1,206	Nestle SA	104,954

		7,396,722

	Thailand—0.59%
98,100	Kasikornbank PCL	573,766

	United Kingdom—6.35%
61,450	GlaxoSmithKline plc ADR	2,649,724
112,081	GlaxoSmithKline plc	2,387,501
49,697	National Grid plc	616,080
4,781	Reckitt Benckiser Group plc	484,711

		6,138,016

	United States—38.43%
99,129	Microsoft Corp.	6,832,962
75,092	Gilead Sciences, Inc.	5,315,012
32,183	Johnson & Johnson	4,257,489
26,192	Philip Morris Intl, Inc.	3,076,250
18,018	Berkshire Hathaway, Inc., Class B(a)	3,051,709
27,573	American Express Co.	2,322,750
28,453	Southern Co.	1,362,330
26,514	Fluor Corp.	1,213,811
27,019	Verizon Communications, Inc.	1,206,669
7,426	Costco Wholesale Corp.	1,187,640
8,910	Sempra Energy	1,004,603
10,499	Schlumberger Ltd.	691,254
6,811	Core Laboratories N.V.	689,750
13,109	U.S. Bancorp	680,619
11,038	Occidental Petroleum Corp.	660,845
5,886	Quest Diagnostics, Inc.	654,288
133,951	Acacia Research Corp.(a)	549,199
4,462	EOG Resources, Inc.	403,900
5,460	Discover Financial Services	339,557
2,616	CME Group, Inc.	327,628
6,818	Coach, Inc.	322,764

800.292.7435	13

Ariel Global Fund schedule of investments	06/30/17 (UNAUDITED)

Number of shares	Common stocks—92.81%	Value

	United States—38.43% (continued)
2,924	Tractor Supply Co.	$158,510
17,535	Pandora Media, Inc.(a)	156,412
1,168	Accenture plc, Class A	144,458
785	FactSet Research Systems, Inc.	130,451
2,719	TripAdvisor, Inc.(a)	103,866
1,205	InterDigital, Inc.	93,147
265	Acuity Brands, Inc.	53,869
791	Intercontinental Exchange, Inc.	52,143
948	Church & Dwight Co., Inc.	49,182
853	Expeditors International of Washington, Inc.	48,177

		37,141,244

	Total common stocks (Cost $79,213,567)	89,696,536

Number of shares	Short-term investments—5.15%	Value

4,972,719	Northern Institutional Treasury Portfolio, 0.87%(b)	$4,972,719

	Total short-term investments (Cost $4,972,719)	4,972,719

	Total Investments—97.96% (Cost $84,186,286)	94,669,255

	Cash, Foreign Currency, Other Assets less Liabilities—2.04%	1,971,242

	Net Assets—100.00%	$96,640,497

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2017.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

14	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/17 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. U.S. Bancorp Fund Services, LLC serves as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2017.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

800.292.7435	15

Notes to the schedules of investments	06/30/17 (UNAUDITED)

The following tables summarize the inputs used as of June 30, 2017 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,201,512,491	$1,709,380,104	$54,181,883	$41,561,015
Level 2	—	—	—	—
Level 3	—	—	—	—

Fair value at 06/30/17	$2,201,512,491	$1,709,380,104	$54,181,883	$41,561,015

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Consumer discretionary	$35,896,988	$—	$—	$35,896,988
Consumer staples	41,666,188	—	—	41,666,188
Energy	23,797,984	—	—	23,797,984
Financials	39,986,334	770,009	—	40,756,343
Health care	44,943,902	—	—	44,943,902
Industrials	11,479,568	—	—	11,479,568
Information technology	68,122,924	—	—	68,122,924
Materials	202,021	—	—	202,021
Real estate	6,657,355	—	—	6,657,355
Telecommunication services	67,479,410	—	—	67,479,410
Utilities	12,547,051	—	—	12,547,051

Total common stocks	$352,779,725	$770,009	$—	$353,549,734
Exchange traded funds	7,704,899	—	—	7,704,899
Short-term investments	21,834,194	—	—	21,834,194

Total investments	$382,318,818	$770,009	$—	$383,088,827

Other financial instruments
Forward currency contracts ^	$—	$(67,768)	$—	$(67,768)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$4,498,588	$—	$—	$4,498,588
Consumer staples	7,617,051	—	—	7,617,051
Energy	3,690,215	—	—	3,690,215
Financials	12,215,678	—	—	12,215,678
Health care	20,687,280	—	—	20,687,280
Industrials	3,440,043	—	—	3,440,043
Information technology	19,919,194	—	—	19,919,194
Real estate	699,955	—	—	699,955
Telecommunication services	12,987,590	—	—	12,987,590
Utilities	3,940,942	—	—	3,940,942

Total common stocks	$89,696,536	$—	$—	$89,696,536
Short-term investments	4,972,719	—	—	4,972,719

Total investments	$94,669,255	$—	$—	$94,669,255

Other financial instruments
Forward currency contracts ^	$—	$(194,657)	$—	$(194,657)

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund. Transfers between levels are recognized at the end of the reporting period.

* As of June 30, 2017, the only Level 2 investments held were securities fair valued due to market closure and forward currency contracts. See Schedule of Investments and Note Five, Forward Currency Contracts.

16	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/17 (UNAUDITED)

^

Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Appreciation of forward currency contracts and Depreciation of forward currency contracts at June 30, 2017. See Note Five, Forward Currency Contracts.

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party. Net realized gains (losses) and Net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as net unrealized appreciation (depreciation) on forward currency contracts.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the nine months ended June 30, 2017, with affiliated companies:

	Share activity				Nine months ended June 30, 2017
Security name	Balance September 30, 2016	Purchases	Sales	Balance June 30, 2017	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares
Ariel Fund
Bristow Group, Inc.	3,147,795	852,506	496,500	3,503,801	$26,804,078	$645,385	$(18,576,967)
Contango Oil & Gas Co.	1,928,817	—	—	1,928,817	12,807,345	—	—
MTS Systems Corp.	894,616	—	—	894,616	46,341,109	805,154	—

					$85,952,532	$1,450,539	$(18,576,967)

Ariel Appreciation Fund
Bristow Group, Inc.	2,426,964	—	—	2,426,964	$18,566,275	$509,662	$—

NOTE FOUR | FEDERAL INCOME TAXES

At June 30, 2017, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,413,428,460	$1,129,373,625	$44,921,206	$41,035,558	$356,990,939	$84,516,498

Gross unrealized appreciation	960,134,587	721,754,638	13,970,222	8,183,723	32,467,324	12,700,135
Gross unrealized depreciation	(172,050,556)	(141,748,159)	(4,709,545)	(7,658,266)	(6,369,436)	(2,547,378)

Net unrealized appreciation	$788,084,031	$580,006,479	$9,260,677	$525,457	$26,097,888	$10,152,757

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the deferral of losses on wash sales and partnership adjustments.

Tax adjustments are calculated annually. For interim periods, the Fund’s determine an estimate of tax cost adjustments based on a review of accounting reports for the interim period to identify changes from the adjustments calculated at the fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

800.292.7435	17

Notes to the schedules of investments	06/30/17 (UNAUDITED)

NOTE FIVE | FORWARD CURRENCY CONTRACTS

At June 30, 2017, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Ariel International Fund
08/03/2017	UBS AG	USD	717,365	CAD	986,500	$(43,864)
08/03/2017	UBS AG	GBP	521,937	CNH	4,697,352	(10,324)
08/03/2017	UBS AG	JPY	777,948,531	CNH	48,235,896	(167,431)
08/03/2017	UBS AG	USD	1,088,658	CNH	7,565,794	(24,148)
08/03/2017	UBS AG	USD	11,762,758	CNH	81,747,051	(260,918)
08/03/2017	UBS AG	GBP	1,372,793	EUR	1,612,903	(55,599)
08/03/2017	UBS AG	NOK	9,765,552	EUR	1,021,694	1,442
08/03/2017	UBS AG	SEK	21,488,178	EUR	2,217,036	18,863
08/03/2017	UBS AG	USD	5,192,722	EUR	4,711,063	(198,185)
08/03/2017	UBS AG	USD	1,986,712	JPY	219,716,838	30,229
08/03/2017	UBS AG	AUD	17,683,000	USD	13,066,853	517,699
08/03/2017	UBS AG	GBP	7,504,358	USD	9,717,866	67,472
08/03/2017	UBS AG	JPY	1,194,441,696	USD	10,656,000	(20,016)
08/03/2017	UBS AG	NOK	7,346,332	USD	846,979	33,610
08/03/2017	UBS AG	SGD	3,463,349	USD	2,475,000	42,026
08/03/2017	UBS AG	SEK	34,361,584	USD	3,906,848	180,169

Subtotal UBS AG						111,025

08/03/2017	Northern Trust	AUD	1,171,593	CAD	1,190,044	(18,243)
08/03/2017	Northern Trust	AUD	3,016,493	CAD	3,064,000	(46,971)
08/03/2017	Northern Trust	GBP	307,935	CAD	538,703	(14,155)
08/03/2017	Northern Trust	EUR	490,128	CNH	3,756,000	8,411
08/03/2017	Northern Trust	JPY	333,437,398	EUR	2,700,180	(120,723)
08/03/2017	Northern Trust	USD	1,644,960	EUR	1,491,761	(62,074)
08/03/2017	Northern Trust	AUD	1,792,999	CHF	1,301,000	17,545
08/03/2017	Northern Trust	AUD	1,685,378	USD	1,245,747	49,005
08/03/2017	Northern Trust	AUD	1,504,037	USD	1,111,709	43,732
08/03/2017	Northern Trust	AUD	606,073	USD	447,979	17,623
08/03/2017	Northern Trust	JPY	597,905,091	USD	5,338,915	(14,830)
08/03/2017	Northern Trust	SEK	5,588,717	USD	635,262	29,468

Subtotal Northern Trust						(111,212)

08/03/2017	JPMorgan Chase	GBP	538,204	CAD	958,000	(37,443)
08/03/2017	JPMorgan Chase	USD	2,116,348	CNH	14,707,557	(46,898)
08/03/2017	JPMorgan Chase	AUD	5,414,706	EUR	3,629,600	6,342
08/03/2017	JPMorgan Chase	GBP	1,218,033	USD	1,577,841	10,418

Subtotal JPMorgan Chase						(67,581)

Total						$(67,768)

18	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/17 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Ariel Global Fund
08/03/2017	UBS AG	NOK	1,773,839	EUR	185,583	$262
08/03/2017	UBS AG	USD	2,653,358	EUR	2,407,242	(101,268)
08/03/2017	UBS AG	EUR	274,061	CNH	2,099,545	4,801
08/03/2017	UBS AG	JPY	147,521,784	CNH	9,146,936	(31,750)
08/03/2017	UBS AG	USD	3,288,412	CNH	22,853,309	(72,942)

Subtotal UBS AG						(200,897)

08/03/2017	Northern Trust	USD	968,383	JPY	107,100,261	14,702
08/03/2017	Northern Trust	AUD	332,958	GBP	190,026	8,002
08/03/2017	Northern Trust	SEK	2,107,900	GBP	185,007	9,476
08/03/2017	Northern Trust	AUD	1,821,484	EUR	1,221,000	2,113
08/03/2017	Northern Trust	CAD	825,836	EUR	545,000	13,605
08/03/2017	Northern Trust	CAD	327,810	EUR	216,334	5,400
08/03/2017	Northern Trust	JPY	72,615,231	EUR	588,039	(26,291)
08/03/2017	Northern Trust	SEK	4,652,001	EUR	479,538	4,577
08/03/2017	Northern Trust	USD	243,387	EUR	217,418	(5,406)
08/03/2017	Northern Trust	USD	476,614	EUR	432,226	(17,985)
08/03/2017	Northern Trust	AUD	803,473	CHF	583,000	7,862
08/03/2017	Northern Trust	CAD	570,805	CHF	407,753	14,251
08/03/2017	Northern Trust	USD	921,831	CHF	904,938	(24,066)

Subtotal Northern Trust						6,240

Total						$(194,657)

NOTE SIX | RECENT PRONOUNCEMENTS

New and Amended Financial Reporting Rules and Forms: In October 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

New Accounting Pronouncement: In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

800.292.7435	19

Item 2.  Controls and Procedures.

(a)	The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	August 16, 2017

By:	/s/ James Rooney
James Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 16, 2017